Derivatives - Summary of Gains Losses On Cash Flow Hedge Ineffectiveness (Detail) - Cash flow hedges [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Gains Losses On Cash Flow Hedge Ineffectiveness [Line Items]
Hedge ineffectiveness on cash flow hedges	€ 1	€ 0	€ 0
Gains (losses) reclassified from equity into the income statement	(38)	74	51
Expected deferred gain (loss) to be reclassified from equity into net income during the next 12 months	€ 113	€ 92	€ 89